CASH FLOW STATEMENTS (Details) - Schedule of Acquisition of Group Undertakings and Businesses - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
Net assets acquired:
Intangible assets	£ 4,112	£ 3,781
Other assets	1,892	2,527
Other liabilities	(5,181)	(5,600)
Less: cash and cash equivalents acquired	10,352	(1,109)	£ (21,259)
Investment in subsidiary acquired	0	0
Net cash outflow from acquisitions in the year	0	0	(26)
The Group | Business combinations
Net assets acquired:
Intangible assets	0	0	21
Other assets	0	0	6
Other liabilities	0	0	(1)
Cash consideration	0	0	26
Less: cash and cash equivalents acquired	0	0	0
Net cash outflow arising from acquisitions of subsidiaries and businesses	0	0	26
Investment in subsidiary acquired	0	0	0
Net cash outflow from acquisitions in the year	0	0	26
The Bank
Net assets acquired:
Other assets	754	998
Other liabilities	(2,573)	(2,792)
Less: cash and cash equivalents acquired	10,286	(872)	(17,466)
Investment in subsidiary acquired	33,353	34,084
Net cash outflow from acquisitions in the year	0	0	(98)
The Bank | Business combinations
Net assets acquired:
Intangible assets	0	0	0
Other assets	0	0	0
Other liabilities	0	0	0
Cash consideration	0	0	0
Less: cash and cash equivalents acquired	0	0	0
Net cash outflow arising from acquisitions of subsidiaries and businesses	0	0	0
Investment in subsidiary acquired	0	0	98
Net cash outflow from acquisitions in the year	£ 0	£ 0	£ 98